UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         May 26, 2006 to June 26, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on June 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                               Date:   July 10, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the June 26, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  June 26, 2006


                                Table of Contents
Distribution Report                                                           3
Factor Report                                                                 4
Principal Funds Remittance Report                                             5
Interest Funds Remittance Report                                              5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquency Trend Group                                                       9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occurred in this Distribution                     13
Realized Loss group Report                                                   14


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858


-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             PRINCIPAL                                                    REALIZED   DEFERRED      PRINCIPAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1         279,696,000.00    246,216,555.30    8,449,265.72   1,162,415.71     9,611,681.43    0.00        0.00      237,767,289.58
A2         203,526,000.00    147,418,622.95   12,754,124.55     675,013.49    13,429,138.04    0.00        0.00      134,664,498.40
A3         248,661,000.00    248,661,000.00            0.00   1,165,114.93     1,165,114.93    0.00        0.00      248,661,000.00
A4          25,395,000.00     25,395,000.00            0.00     121,247.02       121,247.02    0.00        0.00       25,395,000.00
M1          40,496,000.00     40,496,000.00            0.00     196,945.55       196,945.55    0.00        0.00       40,496,000.00
M2          36,953,000.00     36,953,000.00            0.00     180,700.17       180,700.17    0.00        0.00       36,953,000.00
M3          22,273,000.00     22,273,000.00            0.00     109,112.95       109,112.95    0.00        0.00       22,273,000.00
M4          20,248,000.00     20,248,000.00            0.00     100,812.54       100,812.54    0.00        0.00       20,248,000.00
M5          17,717,000.00     17,717,000.00            0.00      88,840.91        88,840.91    0.00        0.00       17,717,000.00
M6          16,198,000.00     16,198,000.00            0.00      82,807.78        82,807.78    0.00        0.00       16,198,000.00
M7          15,692,000.00     15,692,000.00            0.00      88,311.09        88,311.09    0.00        0.00       15,692,000.00
M8          14,174,000.00     14,174,000.00            0.00      82,287.94        82,287.94    0.00        0.00       14,174,000.00
M9          11,136,000.00     11,136,000.00            0.00      73,559.47        73,559.47    0.00        0.00       11,136,000.00
M10         12,149,000.00     12,149,000.00            0.00      81,870.76        81,870.76    0.00        0.00       12,149,000.00
M11         10,630,000.00     10,630,000.00            0.00      71,634.39        71,634.39    0.00        0.00       10,630,000.00
P                  100.00            100.00            0.00     220,781.86       220,781.86    0.00        0.00              100.00
R                    0.00              0.00            0.00           0.00             0.00    0.00        0.00                0.00
TOTALS     974,944,100.00    885,357,278.25   21,203,390.27   4,501,456.56    25,704,846.83    0.00        0.00      864,153,887.98
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C         1,011,827,945.46    922,794,912.23         0.00        1,544,981.19    1,544,981.19   0.00       0.00      901,591,521.96
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LFX3        880.30059529    30.20874707          4.15599690          34.36474397       850.09184822      5.311250%
A2        46626LFK1        724.32329506    62.66582427          3.31659587          65.98242013       661.65747079      5.151250%
A3        46626LFL9      1,000.00000000     0.00000000          4.68555556           4.68555556     1,000.00000000      5.271250%
A4        46626LFM7      1,000.00000000     0.00000000          4.77444458           4.77444458     1,000.00000000      5.371250%
M1        46626LFN5      1,000.00000000     0.00000000          4.86333342           4.86333342     1,000.00000000      5.471250%
M2        46626LFP0      1,000.00000000     0.00000000          4.89000000           4.89000000     1,000.00000000      5.501250%
M3        46626LFQ8      1,000.00000000     0.00000000          4.89888879           4.89888879     1,000.00000000      5.511250%
M4        46626LFR6      1,000.00000000     0.00000000          4.97888878           4.97888878     1,000.00000000      5.601250%
M5        46626LFS4      1,000.00000000     0.00000000          5.01444432           5.01444432     1,000.00000000      5.641250%
M6        46626LFT2      1,000.00000000     0.00000000          5.11222250           5.11222250     1,000.00000000      5.751250%
M7        46626LFU9      1,000.00000000     0.00000000          5.62777785           5.62777785     1,000.00000000      6.331250%
M8        46626LFV7      1,000.00000000     0.00000000          5.80555524           5.80555524     1,000.00000000      6.531250%
M9        46626LFW5      1,000.00000000     0.00000000          6.60555586           6.60555586     1,000.00000000      7.431250%
M10       46626LFY1      1,000.00000000     0.00000000          6.73888880           6.73888880     1,000.00000000      7.581250%
M11       46626LFZ8      1,000.00000000     0.00000000          6.73888899           6.73888899     1,000.00000000      7.581250%
P            N/A         1,000.00000000     0.00000000  2,207,818.60000000   2,207,818.60000000     1,000.00000000      0.000000%
TOTALS                     908.11081194    21.74831385          4.61714324          26.36545709       886.36249810
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            N/A           912.00773449     0.00000000          1.52692085           1.52692085      891.05220508       0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


        Principal Funds Remittance Report
                                             Group 1             Group 2               Total
        Scheduled Principal Payments               224,265.30          357,413.27            581,678.57
        Principal Prepayments                    8,229,167.35       12,138,304.35         20,367,471.70
        Curtailments                                -3,959.31          256,118.97            252,159.66
        Cutailment Interest Adjustments               -102.76            2,183.10              2,080.34
        Repurchased Principal Amounts                    0.00                0.00                  0.00
        Substitution Principal Amounts                   0.00                0.00                  0.00
        Net Liquidation Proceeds                         0.00                0.00                  0.00
        Other Principal Adjustments                      0.00                0.00                  0.00
        Non Recoverable Prin Advances                  174.32                0.00                174.32
        Total Principal Remittance Amount         8,449,196.26       12,754,019.69         21,203,215.95


        Interest Funds Remittance Report
                                             Group 1              Group 2               Total
        Scheduled Gross Interest                 2,157,675.67        3,686,359.38          5,844,035.05
        Servicing Fees                             141,899.26          242,598.65            384,497.91
        Trustee Fees                                   851.37            1,455.59              2,306.96
        Custodian Fees                                 567.60              970.39              1,537.99
        Trust Oversight Manager Fees                 4,256.98            7,277.96             11,534.94
        Non Recoverable Interest Advances              938.58                0.00                938.58
        Interest Adjust From Prior Periods               0.00                0.00                  0.00
        Total Interest Remittance Amount          2,009,161.89        3,434,056.79          5,443,218.67


        Prepayment Penalties Report
                    Number of Loans Prepaid with           Balance of Loans Prepaid with          Amount of Prepayment
                     Respect to which Prepayment            Respect to which Prepayment           Penalties Collected
                      Penalties were Collected                Penalties were Collected
        Group 1                15                                    3,080,737.24                      87,453.67
        Group 2                32                                    4,824,949.64                     133,328.19
        Total                  47                                    7,905,686.88                     220,781.86


        Collateral Pool Detail
                        Beginning Number            Ending Number           Beginning              Ending
                            of Loans                  of Loans              Aggregate              Aggregate
                           Outstanding               Outstanding           Loan Balance          Loan Balance
        Group 1               1,923                     1,886             340,558,180.06        332,108,809.48
        Group 2               2,652                     2,590             582,236,732.17        569,482,712.48
        Total                 4,575                     4,476             922,794,912.23        901,591,521.96


        Advance Reporting
                        Current         Aggregate
                        Advances         Advances

        Group 1           0.00            0.00
        Group 2           0.00            0.00
        Total             0.00            0.00


        Pooled Weighted Average Remaining Terms and Net Mortgage Rates
                       Weighted Average         Weighted Average
                        Remaining Term            Net Mortgage
                         to Maturity                  Rate
        Group 1             352.00                  7.08284%
        Group 2             351.00                  7.07765%
        Total               351.37                  7.07957%


        Delinquent Mortgage Loans
        Group 1
        Category         Number     Principal Balance     Percentage
        1 Month           47           7,853,783.48         2.36%
        2 Month           26           4,349,087.23         1.31%
        3 Month            5           1,097,057.63         0.33%
        Total             78          13,299,928.34         4.00%

        Delinquent Mortgage Loans
        Group 2
        Category        Number     Principal Balance      Percentage
        1 Month           71          16,734,781.40         2.94%
        2 Month           39           6,762,953.95         1.19%
        3 Month           17           2,804,568.63         0.49%
        Total            127          26,302,303.98         4.62%

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.


        Bankruptcies
        Group Number     Number of Loans    Principal Balance     Percentage
              1                 5               1,221,164.69        0.37%
              2                 4                 629,705.39        0.11%
        Total                   9               1,850,870.08        0.21%


        Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       1
Principal Balance of Bankruptcy Loans that are Current                                                                   261,695.84
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                        376,000.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                      583,468.85
Total Number of Bankruptcy Loans                                                                                                  5
Total Principal Balance of Bankruptcy Loans                                                                            1,221,164.69

        Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                                       2
Principal Balance of Bankruptcy Loans that are Current                                                                   374,715.63
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                            1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                         93,656.67
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                           0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                                             0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                          1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                                      161,333.09
Total Number of Bankruptcy Loans                                                                                                  4
Total Principal Balance of Bankruptcy Loans                                                                              629,705.39


        Foreclosures
        Group Number      Number of Loans     Principal Balance     Percentage
              1                  38              6,147,662.08         1.85%
              2                  50             14,705,845.66         2.58%
        Total                    88             20,853,507.74         2.31%

        Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          2
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                      388,068.97
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                        36
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                   5,759,593.11
Total Number of Foreclosure Loans                                                                                                38
Total Principal Balance of Foreclosure Loans                                                                           6,147,662.08

        Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                                      0
Principal Balance of Foreclosure Loans that are Current                                                                        0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                           0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                             0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                          3
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                                    1,079,645.67
Number of Foreclosure Loans that are 3+ Months Delinquent                                                                        47
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                                  13,626,199.99
Total Number of Foreclosure Loans                                                                                                50
Total Principal Balance of Foreclosure Loans                                                                          14,705,845.66


        REO Properties
        Group Number    Number of Loans     Principal Balance    Percentage
              1                0                 0.00               0.00%
              2                0                 0.00               0.00%
        Total                  0                 0.00               0.00%

        Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                             0
Principal Balance of REO Loans that are Current                                                                               0.00
Number of REO Loans that are 1 Month Delinquent                                                                                  0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                    0.00
Number of REO Loans that are 2 Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                   0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                  0.00
Total Number of REO Loans                                                                                                        0
Total Principal Balance of REO Loans                                                                                          0.00

        Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                             0
Principal Balance of REO Loans that are Current                                                                               0.00
Number of REO Loans that are 1 Month Delinquent                                                                                  0
Principal Balance of REO Loans that are 1 Month Delinquent                                                                    0.00
Number of REO Loans that are 2 Months Delinquent                                                                                 0
Principal Balance of REO Loans that are 2 Months Delinquent                                                                   0.00
Number of REO Loans that are 3+ Months Delinquent                                                                                0
Principal Balance of REO Loans that are 3+ Months Delinquent                                                                  0.00
Total Number of REO Loans                                                                                                        0
Total Principal Balance of REO Loans                                                                                          0.00


        REO Property Scheduled Balance
        Group Number   Loan Number       REO Date        Schedule Principal Balance
                                                                 0.00
        Total                                                    0.00


        Principal Payoffs by Group occurred in this Distribution
        Group Number   Number of Loans      Principal Balance       Percentage
              1               0                8,229,167.35            2.48%
              2               0               12,138,304.35            2.13%
        Total                 0               20,367,471.70            2.26%


        Realized Loss Group Report
        Group Number   Current Loss     Cumulative Loss     Ending Balance        Balance of             Net Liquidation
                                                                                Liquidated Loans            Proceeds
        1                 0.00                0.00          332,108,809.48            0.00                   0.00
        2                 0.00            2,243.02          569,482,712.48            0.00                   0.00
        TOTAL             0.00            2,243.02          901,591,521.96            0.00                   0.00


Loss Detail:

        Current Realized Losses- Reduced by Recoveries                                                                         0.00
                Group 1                                                                                                        0.00
                Group 2                                                                                                        0.00

        Cumulative Realized Losses - Reduced by Recoveries                                                                 2,243.02
                Group 1                                                                                                        0.00
                Group 2                                                                                                    2,243.02

        Current Applied Losses                                                                                                 0.00
        Cumulative Applied Losses                                                                                              0.00

Trigger Event                                                                                                                   YES
        TEST I - Trigger Event Occurrence                                                                                        NO
        (Is Delinquency Percentage > 31.75% of of Senior Enhancement Percentage ?)
        Delinquency Percentage                                                                                             4.06082%
        31.75% of Senior Enhancement Percentage                                                                            8.98360%
        OR
        TEST II - Trigger Event Occurrence                                                                                      YES
        (Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
        Cumulative Realized Losses as % of Original Loan Bal                                                               0.00022%
        Required Cumulative Loss %                                                                                         0.00000%


O/C Reporting
        Targeted Overcollateralization Amount                                                                         37,437,633.98
        Ending Overcollateralization Amount                                                                           37,437,633.98
        Ending Overcollateralization Deficiency                                                                                0.00
        Overcollateralization Release Amount                                                                                   0.00
        Monthly Excess Interest                                                                                        1,189,522.31
        Payment to Class C                                                                                             1,544,981.19

Certificate Interest Shortfall Detail:

        Interest Carryforward Amount Occurred This Period                                                                      0.00
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Interest Carryforward Amount Paid This Period                                                                          0.00
                Class A-1                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Remaining Interest Carryforward Amount
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

Swap Account:
        Net Swap Payment Due                                                                                                   0.00
        Net Swap Payment Paid                                                                                                  0.00
        Net Swap Receipt Due                                                                                             382,611.54

        Beginning Balance                                                                                                  1,000.00
        Additions to the Swap Account                                                                                    382,611.54
        Withdrawals from the Swap Account                                                                                382,611.54
        Ending Balance                                                                                                     1,000.00

Basis Risk Reserve Fund Account:
        Beginning Balance                                                                                                  1,000.00
        Additions to the Basis Risk Reserve Fund                                                                          26,978.35
        Dividend Earnings on the Basis Risk Reserve Fund                                                                       0.00
        Withdrawals from the Basis Risk Reserve Fund                                                                      26,978.35
        Ending Balance                                                                                                     1,000.00

Basis Risk Reserve Carryover:

        Interest Carryover Amount Occurred This Period
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                  7,861.08
                Class M-10                                                                                                10,196.04
                Class M-11                                                                                                 8,921.22

        Interest Carryover Amount Paid This Period
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                  7,861.08
                Class M-10                                                                                                10,196.04
                Class M-11                                                                                                 8,921.22

        Remaining Interest Carryover Amount
                Class A-1                                                                                                      0.00
                Class A-2                                                                                                      0.00
                Class M-1                                                                                                      0.00
                Class A-3                                                                                                      0.00
                Class A-4                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00


Non-Supported Interest Shortfall:

        Total Prepayment Interest Shortfall occurred this distribution                                                         0.00

        Prepayment Interest Shortfall Allocated to Class A-1                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class A-2                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class A-3                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class A-4                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-1                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-2                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-3                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-4                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-5                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-6                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-7                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-8                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-9                                                                   0.00
        Prepayment Interest Shortfall Allocated to Class M-10                                                                  0.00
        Prepayment Interest Shortfall Allocated to Class M-11                                                                  0.00
        Prepayment Interest Shortfall Allocated to Class C                                                                     0.00

        Total Relief Act Interest Shortfall occurred this distribution                                                         0.00

        Relief Act Interest Shortfall Allocated to Class A-1                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class A-2                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class A-3                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class A-4                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-1                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-2                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-3                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-4                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-5                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-6                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-7                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-8                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-9                                                                   0.00
        Relief Act Interest Shortfall Allocated to Class M-10                                                                  0.00
        Relief Act Interest Shortfall Allocated to Class M-11                                                                  0.00
        Relief Act Interest Shortfall Allocated to Class C                                                                     0.00

Available Net Funds Cap to Libor Certificates                                                                              6.637094

One-Month LIBOR for Such Distribution Date                                                                                 5.081250

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
                Class A-1                                                                                                  5.311250
                Class A-2                                                                                                  5.151250
                Class A-3                                                                                                  5.271250
                Class A-4                                                                                                  5.371250
                Class M-1                                                                                                  5.471250
                Class M-2                                                                                                  5.501250
                Class M-3                                                                                                  5.511250
                Class M-4                                                                                                  5.601250
                Class M-5                                                                                                  5.641250
                Class M-6                                                                                                  5.751250
                Class M-7                                                                                                  6.331250
                Class M-8                                                                                                  6.531250
                Class M-9                                                                                                  7.431250
                Class M-10                                                                                                 7.581250
                Class M-11                                                                                                 7.581250

Deferred Amounts Detail:
        (Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
        Deferred Amount with respect to such Distribution Date
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Deferred Amount Paid This Period                                                                                       0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Deferred Amount Occurred This Period                                                                                   0.00
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

        Remaining Deferred Amount
                Class M-1                                                                                                      0.00
                Class M-2                                                                                                      0.00
                Class M-3                                                                                                      0.00
                Class M-4                                                                                                      0.00
                Class M-5                                                                                                      0.00
                Class M-6                                                                                                      0.00
                Class M-7                                                                                                      0.00
                Class M-8                                                                                                      0.00
                Class M-9                                                                                                      0.00
                Class M-10                                                                                                     0.00
                Class M-11                                                                                                     0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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